Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Discount rate	7.64%	9.72%	9.98%
Actual return on assets	R$ 5,014	R$ 2,226